NEIMAN FUNDS

Neiman Large Cap Value Fund
No-Load Shares (NEIMX)
Class A Shares (NEAMX)
Class C Shares (NECMX)

Neiman Tactical Income Fund
Class A Shares (NTAFX)
Class C Shares (NTCFX)

Neiman Balanced Allocation Fund
Class A Shares (NBAFX)
Class C Shares (NBCFX)

     Supplement dated January 7, 2015
to each Fund’s Statement of Additional Information (“SAI”) dated August 1, 2014

Effective January 1, 2015, Northern Lights Distributors, LLC replaced Rafferty Capital Markets, LLC as each Fund’s distributor. The SAI for each Fund is hereby amended to reflect the following changes:

Throughout the SAI, all references to “Rafferty Capital Markets, LLC, 1010 Franklin Avenue, Suite 101, 3rd Floor, Garden City, NY 11530” shall be deleted and replaced with “Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130.”

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This Supplement, along with each Fund’s Prospectus and Statement of Additional Information, each dated August 1, 2014, provide the information an investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission on August 1, 2014, which is incorporated herein by reference and can be obtained without charge by calling 1-877-385-2720. You should retain this Supplement for future reference.